Provisions - Schedule of other provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Non-current	€ 584	€ 960
Current	7,091	24,714
PROVISIONS	€ 7,675	€ 25,674